OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Long-term Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2020	2019
Deferred tax liability (note 8)	12,757	10,643
Partnership Guarantee (note 25)	5,001	6,504
Deferred credits from finance lease transactions	13,530	14,149
	31,288	31,296

Deferred Credits From Capital Lease Transactions

(in thousands of $)	2020	2019
Deferred credits from finance lease transactions	24,691	24,691
Less: Accumulated amortization	(10,536)	(9,917)
	14,155	14,774
Current	625	625
Non-current	13,530	14,149
	14,155	14,774